Pension Plan (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Pension Plan Details Narrative
Pension cost charge	$ 1,788	$ 1,478	$ 1,549
Contributions payable	517	$ 438
Estimated future contributions till September 30, 2018	$ 3,276
Description of plan investment policy strategy	The current strategy is to hold 22% in a diversified growth fund, 12% in absolute return bonds, 15% in equity-linked bonds, 6% in a liability-driven investment fund and 45% in a buy-in policy.